UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $139,818 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     4522   103420 SH       SOLE                   103420
AUTOMATIC DATA PROCESSING      COM              053015103     7102   167540 SH       SOLE                   167540
BECTON DICKINSON               COM              075887109     5415    63080 SH       SOLE                    63080
BERKSHIRE HATHAWAY 'B'         COM              084670702    11486     2568 SH       SOLE                     2568
COCA-COLA                      COM              191216100      232     3811 SH       SOLE                     3811
COLGATE-PALMOLIVE              COM              194162103     7781    99877 SH       SOLE                    99877
DELL INC.                      COM              24702R101      228    11425 SH       SOLE                    11425
EMERSON ELECTRIC               COM              291011104     7242   140738 SH       SOLE                   140738
GENERAL ELECTRIC               COM              369604103     7028   189900 SH       SOLE                   189900
GRAINGER WW                    COM              384802104     7445    97463 SH       SOLE                    97463
HEWLETT PACKARD                COM              428236103     6616   144887 SH       SOLE                   144887
ILL TOOL WORKS                 COM              452308109     7007   145290 SH       SOLE                   145290
JOHNSON CONTROLS               COM              478366107      203     6000 SH       SOLE                     6000
JOHNSON&JOHNSON                COM              478160104      357     5506 SH       SOLE                     5506
KINETIC CONCEPTS               COM              49460W208     4153    89828 SH       SOLE                    89828
LAB. CORP. AMER.               COM              50540r409     7718   104750 SH       SOLE                   104750
MEDTRONIC, INC.                COM              585055106     6360   131482 SH       SOLE                   131482
MFS Muni Income TR SBI         COM              552738106      134    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     8835   311316 SH       SOLE                   311316
NIKE INC CLASS B               COM              654106103     8031   118100 SH       SOLE                   118100
NOKIA ADR                      COM              654902204     8887   279193 SH       SOLE                   279193
PATTERSON INC.                 COM              703395103     7727   212855 SH       SOLE                   212855
PEPSICO INC.                   COM              713448108     9492   131464 SH       SOLE                   131464
PFIZER INC COM                 COM              717081103      228    10911 SH       SOLE                    10911
PROCTER & GAMBLE               COM              742718109     5340    76207 SH       SOLE                    76207
WAL-MART STORES                COM              931142103      250     4745 SH       SOLE                     4745